Label	Element	Value
Innovator Equity Defined Protection ETF™ - 2 Yr to July 2025 | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $8.12 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	107.30%
Innovator Equity Defined Protection ETF™ - 2 Yr to July 2025 | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $450.84 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.30%
Innovator Equity Defined Protection ETF™ - 2 Yr to July 2025 | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $525.81 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(8.00%)